Stock-Based Compensation - RSUs (Details) - Restricted Stock Units (RSUs) shares in Thousands	6 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Shares outstanding, beginning balance (in shares) | shares	1,720
Granted (in shares) | shares	2,121
Vested (in shares) | shares	(471)
Forfeited (in shares) | shares	(84)
Shares outstanding, ending balance (in shares) | shares	3,286
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Shares outstanding, Weighted average grant date fair value at beginning of period (in dollars per share) | $ / shares	$ 40.18
Granted, Weighted average grant date fair value (in dollars per share) | $ / shares	36.73
Vested, Weighted average grant date fair value (in dollars per share) | $ / shares	40.18
Forfeited, Weighted average grant date fair value (in dollars per share) | $ / shares	38.09
Shares outstanding, Weighted average grant date fair value at end of period (in dollars per share) | $ / shares	$ 38.01